Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value (Details Textual) $ / shares in Units, € in Thousands								6 Months Ended	12 Months Ended		51 Months Ended
	Jun. 30, 2016 EUR (€) $ / item shares	Apr. 14, 2016 EUR (€) shares	Apr. 14, 2016 USD ($) $ / shares $ / item shares	Dec. 31, 2015 EUR (€) $ / item	May 28, 2013 EUR (€) shares	May 28, 2013 USD ($) $ / shares $ / item shares	Mar. 28, 2012 USD ($) $ / shares $ / item shares	Jun. 30, 2016 EUR (€) $ / item shares	Dec. 31, 2015 EUR (€) $ / item		Jun. 30, 2016 EUR (€) $ / item shares	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) $ / shares $ / item shares	Dec. 31, 2015 USD ($) $ / shares $ / item	Mar. 28, 2013 USD ($) $ / shares
Loans Payable [Member] | GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment [Member]
Debt Instrument, Collateral Amount | €	€ 450			€ 450				€ 450	€ 450		€ 450
Loans Payable [Member] | GERMANY | Accounts Receivables Pledged [Member]
Debt Instrument, Collateral Amount | €	391			391				391	391		391
Loans Payable [Member] | GERMANY
Debt Instrument, Face Amount | €	€ 450			€ 450				€ 450	€ 450		€ 450
Debt Instrument, Interest Rate, Stated Percentage	2.49%			2.49%				2.49%	2.49%		2.49%		2.49%	2.49%
Loans Payable [Member] | ITALY
Debt Instrument, Face Amount | €	€ 242			€ 242				€ 242	€ 242		€ 242
Debt Instrument, Interest Rate, Stated Percentage	4.50%			4.50%				4.50%	4.50%		4.50%		4.50%	4.50%
American Depository Shares (ADS) [Member] | Private Placement [Member] | March 2012 Investor Warrants [member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							1,406,250
American Depository Shares (ADS) [Member] | Private Placement [Member] | March 2012 Investor Warrants [member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.75
American Depository Shares (ADS) [Member] | Private Placement [Member] | March 2012 Placement Agent Warrants [Member] | Rodman & Renshaw, LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							168,750
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.50
American Depository Shares (ADS) [Member] | Private Placement [Member] | May 2013 Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4.25
American Depository Shares (ADS) [Member] | Private Placement [Member] | May 2013 Placement Agent Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 5
American Depository Shares (ADS) [Member] | Private Placement [Member] | April 2016 Investor Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			3,283,284
American Depository Shares (ADS) [Member] | Private Placement [Member] | April 2016 Investor Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.50
American Depository Shares (ADS) [Member] | Private Placement [Member] | Investor and Placement Agent Warrants Payable [Member]
Proceeds from Issuance of Private Placement		€ 3,168	$ 3,578,000		€ 2,950	$ 3,817,000
American Depository Shares (ADS) [Member] | Private Placement [Member] | Additional Paid-in Capital [Member]
Proceeds from Issuance of Private Placement		€ 7,006	$ 7,913,000		€ 6,320	$ 8,183,000
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares		3,283,284	3,283,284		3,000,000	3,000,000	2,812,500
Shares Issued, Price Per Share			$ 3.50			$ 4	$ 2
Proceeds from Issuance of Private Placement		€ 10,200	$ 11,500,000		€ 9,270	$ 12,000,000
American Depository Shares (ADS) [Member] | Investor and Placement Agent Warrants Payable [Member]
Proceeds from Issuance of Private Placement											€ 1,821	$ 2,429,000
American Depository Shares (ADS) [Member] | Additional Paid-in Capital [Member]
Proceeds from Issuance of Private Placement											2,393	3,196,000
American Depository Shares (ADS) [Member]
Proceeds from Issuance of Private Placement											€ 4,214	$ 5,625,000
March 2012 Investor Warrants [member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	1,406,250							1,406,250			1,406,250		1,406,250
March 2012 Investor Warrants [member]
Share Price							$ 1.95						$ 3.31	$ 4.13
Derivative, Price Risk Option Strike Price | $ / item	2.75			2.75			2.75	2.75	2.75		2.75		2.75	2.75
Fair Value Assumptions, Risk Free Interest Rate, Effective Period	5 years			5 years			5 years
Fair Value Assumptions, Risk Free Interest Rate	0.00%			0.00%			1.05%
Fair Value Assumptions, Expected Volatility Rate	60.00%			70.00%			120.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%			0.00%			0.00%
Class of Warrant or Right, Unit Fair Value							$ 1.55						$ 0.94	$ 1.86
Derivative Liability | $							$ 2,173,000						$ 927,000	$ 1,840,000
March 2012 Placement Agent Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	168,750							168,750			168,750		168,750
March 2012 Placement Agent Warrants [Member]
Share Price							$ 1.95							$ 4.13
Derivative, Price Risk Option Strike Price | $ / item				2.5			2.5		2.5					2.5
Fair Value Assumptions, Risk Free Interest Rate, Effective Period				4 years 182 days			4 years 182 days
Fair Value Assumptions, Risk Free Interest Rate				0.00%			0.92%
Fair Value Assumptions, Expected Volatility Rate				70.00%			120.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%			0.00%
Class of Warrant or Right, Unit Fair Value														$ 1.87	$ 1.52
Derivative Liability | $													$ 0	$ 107,000	$ 256,000
March 2012 Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	1,575,000							1,575,000			1,575,000		1,575,000
May 2013 Investor Warrants [Member]
Share Price						$ 3.96							$ 3.31	$ 4.13
Derivative, Price Risk Option Strike Price | $ / item	4.25			4.25		4.25		4.25	4.25		4.25		4.25	4.25
Fair Value Assumptions, Risk Free Interest Rate, Effective Period	5 years 182 days			5 years 182 days	5 years 182 days	5 years 182 days
Fair Value Assumptions, Risk Free Interest Rate	0.00%			0.00%	1.07%	1.07%
Fair Value Assumptions, Expected Volatility Rate	60.20%			70.00%	71.00%	71.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%			0.00%	0.00%	0.00%
Class of Warrant or Right, Unit Fair Value						$ 2.35							$ 0.94	$ 1.82
Derivative Liability | $						$ 3,525,000							$ 1,404,000	$ 2,737,000
May 2013 Placement Agent Warrants [Member]
Share Price						$ 3.96								$ 4.13
Derivative, Price Risk Option Strike Price | $ / item				5		5			5					5
Fair Value Assumptions, Risk Free Interest Rate, Effective Period				3 years	3 years	3 years
Fair Value Assumptions, Risk Free Interest Rate				0.00%	0.36%	0.36%
Fair Value Assumptions, Expected Volatility Rate				70.00%	72.00%	72.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%	0.00%
Class of Warrant or Right, Unit Fair Value						$ 1.62								$ 0.44
Derivative Liability | $						$ 292,000							$ 0	$ 80,000
April 2016 Investor Warrants [Member]
Share Price			$ 3.64										$ 3.31
Derivative, Price Risk Option Strike Price | $ / item	4.5		4.5					4.5			4.5		4.5
Fair Value Assumptions, Risk Free Interest Rate, Effective Period	2 years 182 days	2 years 182 days	2 years 182 days
Fair Value Assumptions, Risk Free Interest Rate	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	60.20%	60.20%	60.20%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Class of Warrant or Right, Unit Fair Value			$ 1.09										$ 0.85
Derivative Liability | $			$ 3,579,000										$ 2,785,000
Fair Value Assumptions, Risk Free Interest Rate								0.01%		[1]
Fair Value Assumptions, Expected Volatility Rate								60.60%		[1]

[1]	The Company did not make any grants during the years ended December 31, 2015.